Property, Plant And Equipment, Net – Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	¥ 5,042	¥ 0	¥ 0